FINANCIAL INVESTORS TRUST

Emerald Select trueLiberty Income Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 2, 2020 TO THE FUND’S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2019

As of the date of this Supplement, shares of the Fund are now being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.